Income tax	12 Months Ended
Dec. 31, 2024
Income tax
Income tax

15.  Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

15.  Income tax (continued)

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%.

The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15% enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. The HNTE certificate is effective for a period of three years. An entity could reapply for the HNTE certificate when the prior certificate expires. ZKH Industrial Supply, Kuntong and Andanda Industry (Shanghai) Co., Ltd., (“Andanda”) which are all the PRC subsidiaries of the Group, applied for the HNTE qualification and obtained the certificate in 2018, 2020 and 2021, respectively. Therefore, ZKH Industrial Supply was entitled to enjoy the preferential income tax rate of 15% for the three years from 2018 to 2021; Kuntong is entitled to enjoy the preferential income tax rate of 15% from 2020 to 2023 and from 2023 to 2026; Andanda is entitled to enjoy the preferential income tax rate of 15% from 2021 to 2024 and from 2024 to 2027, respectively.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred (“Super Deduction”) in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, and further increased from 75% to 100%, effective from 2019 and 2021, respectively. The qualified R&D expenses are claimed by the Group according to the relevant tax rules and may be different from research and development expenses as disclosed in the financial statements.

Composition of income tax expenses are as follows:

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Current income tax expense	(471)	195	1,013
Deferred tax expense	—	—	—
Total	(471)	195	1,013

Composition of loss before tax are as follows:

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Loss from Mainland China operations	(717,979)	(330,426)	(255,716)
(Loss)/ income from overseas operations	(13,613)	25,721	(11,314)
Total loss before income tax	(731,592)	(304,705)	(267,030)

15.  Income tax (continued)

Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years presented are as follows:

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Loss before income tax	(731,592)	(304,705)	(267,030)
PRC Statutory income tax rate 25%	(182,898)	(76,176)	(66,758)
Effect of different tax rate of different jurisdictions	1,428	(1,930)	5,179
Effect of preferential tax rates	3,983	3,427	2,038
Effect of Super Deduction for research and development expenses	(2,010)	(2,285)	(1,764)
Non-deductible expenses and non-taxable income	29,314	28,385	31,087
Change in valuation allowance	149,712	48,774	31,231
Total income tax expense/ (benefits)	(471)	195	1,013

Deferred tax

The Group considers positive and negative evidence to determine whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business.

	As of
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Deferred tax assets:
Net operating losses carried forward	442,384	551,813	558,265
Accruals and others	84,261	23,606	48,385
Less: valuation allowance	(526,645)	(575,419)	(606,650)
Net deferred tax assets	—	—	—

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Balance at the beginning of the year	376,933	526,645	575,419
Additions	149,712	49,008	36,724
Loss utilized	—	(234)	(5,493)
Balance at the end of the year	526,645	575,419	606,650

As of December 31, 2024, the Group had deductible tax losses carry forwards of approximately RMB2,395,980 thousand which will expire during the period from 2029 to 2034.